Annual Operating Expenses - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - FidelitySeries0-55YearInflation-ProtectedBondIndexFunds-ComboPRO - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Mar. 01, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none